    As filed with the Securities and Exchange Commission on October 31, 2006

                                              1933 Act Registration No. 33-87254
                                             1940 Act Registration No. 811-08764

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                  Pre-Effective Amendment No. ____________ |_|

                       Post-Effective Amendment No. 24 |X|

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                              Amendment No. 26 |X|
                        (Check appropriate box or boxes.)

                         UBS PACE SELECT ADVISORS TRUST
               (Exact Name of Registrant as Specified in Charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 882-5000

                              MARK F. KEMPER, ESQ.
                   UBS Global Asset Management (Americas) Inc.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and Address of Agent for Service)

                                   Copies to:
                              JACK W. MURPHY, ESQ.
                                   Dechert LLP
                               1775 I Street, N.W.
                           Washington, D.C. 20006-2401
                            Telephone: (202) 261-3300

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective (check appropriate box):

|_|  immediately upon filing pursuant to paragraph (b)

|X|  on November 30, 2006 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on ____ pursuant to paragraph (a)(1)

|_|  75 days after filing pursuant to paragraph (a)(2)

|_|  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A for UBS PACE Select Advisors Trust (the "Registrant" is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 23 from November 1, 2006 to November 30, 2006.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the Registrant under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on August 18, 2006.

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Amendment No. 23.

                                     PART C

                                OTHER INFORMATION

Item 23. EXHIBITS

     (1)  (a)  Certificate of Trust, effective September 9, 1994 1/

          (b)  Amendment to Certificate of Trust 2/

          (c)  Amended and Restated Trust Instrument 3/

          (d)  Amendment No. 1 to Amended and Restated Trust Instrument 4/

          (e)  Amendment to Trust Instrument 2/

          (f) Amendment No. 3 to Amended and Restated Trust Instrument (to be filed)

          (g) Amendment No. 4 to Amended and Restated Trust Instrument (to be filed)

     (2)  (a) Amended and Restated By-Laws 3/

          (b) Certificate of Amendment to Amended and Restated By-Laws, effective September 20, 2001 4/

          (c) Certificate of Amendment to Amended and Restated By-Laws, effective April 8, 2002 2/

     (3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 5/

     (4) (a) Investment Management and Administration Agreement, dated as of April 1, 2006 and amended as of August 1, 2006 (to be filed)

          (b) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to UBS PACE Government Securities Fixed Income Investments, dated as of April 1, 2006 (to be filed)

          (c) Sub-Advisory Agreement with BlackRock Financial Management, Inc. with respect to UBS PACE Intermediate Fixed Income Investments, dated as of April 1, 2006 (to be filed)

          (d) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to UBS PACE Strategic Fixed Income Investments, dated as of April 1, 2006 (to be filed)

          (e) Sub-Advisory Agreement with Standish Mellon Asset Management Company LLC with respect to UBS PACE Municipal Fixed Income Investments, dated as of April 1, 2006 (to be filed)

          (f) Sub-Advisory Agreement with Rogge Global Partners plc with respect to UBS PACE Global Fixed Income Investments, dated as of April 1, 2006 (to be filed)

          (g) Sub-Advisory Agreement with Fischer Francis Trees & Watts, Inc. and its affiliates with respect to UBS PACE Global Fixed Income Investments, dated as of April 1, 2006 (to be filed)

          (h) Sub-Advisory Agreement with Institutional Capital Corporation with respect to UBS PACE Large Co Value Equity Investments, dated as of June 30, 2006 (to be filed)

          (i) Sub-Advisory Agreement with Westwood Management Corp. with respect to UBS PACE Large Co Value Equity Investments, dated as of April 1, 2006 (to be filed)

          (j) Sub-Advisory Agreement with SSgA Funds Management, Inc. with respect to UBS PACE Large Co Value Equity Investments, dated as of April 1, 2006 (to be filed)

          (k) Sub-Advisory Agreement with GE Asset Management Incorporated with respect to UBS PACE Large Co Growth Equity Investments, dated as of April 1, 2006 (to be filed)

          (l) Sub-Advisory Agreement with Marsico Capital Management, LLC with respect to UBS PACE Large Co Growth Equity Investments, dated as of April 1, 2006 (to be filed)

          (m) Sub-Advisory Agreement with SSgA Funds Management, Inc. with respect to UBS PACE Large Co Growth Equity Investments, dated as of April 1, 2006 (to be filed)

          (n) Sub-Advisory Agreement with Ariel Capital Management, LLC with respect to UBS PACE Small/Medium Co Value Equity Investments, dated April 1, 2006 (to be filed)

          (o) Sub-Advisory Agreement with Metropolitan West Capital Management, LLC with respect to UBS PACE Small/Medium Co Value Equity Investments, dated as of May 30, 2006 (to be filed)

          (p) Sub-Advisory Agreement with Opus Capital Management with respect to UBS PACE Small/Medium Co Value Equity Investments, dated as of April 1, 2006 (to be filed)

          (q) Sub-Advisory Agreement with Delaware Management Company with respect to UBS PACE Small/Medium Co Growth Equity Investments, dated as April 1, 2006 (to be filed)

          (r) Sub-Advisory Agreement with ForstmannLeff LLC with respect to UBS PACE Small/Medium Co Growth Equity Investments, dated as of April 28, 2006 (to be filed)

          (s) Sub-Advisory Agreement with Riverbridge Partners, LLC with respect to UBS PACE Small/Medium Co Growth Equity Investments, dated as of April 1, 2006 (to be filed)

          (t) Sub-Advisory Agreement with Mondrian Investment Partners Limited with respect to UBS PACE International Equity Investments, dated as of April 1, 2006 (to be filed)

          (u) Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. with respect to UBS PACE International Equity Investments, dated as of April 1, 2006 (to be filed)

          (v) Sub-Advisory Agreement with Martin Currie Inc. with respect to UBS PACE International Equity Investments, dated as of April 1, 2006 (to be filed)

          (w) Sub-Advisory Agreement with Mondrian Investment Partners Limited with respect to UBS PACE International Emerging Markets Equity Investments, dated as of April 1, 2006 (to be filed)

          (x) Sub-Advisory Agreement with Gartmore Global Partners with respect to UBS PACE International Emerging Markets Equity Investments, dated as of July 31, 2006 (to be filed)

          (y) Sub-Advisory Agreement with Analytic Investors, Inc. with respect to UBS PACE Alternative Strategies Investments, dated as of April 1, 2006 (to be filed)

          (z) Sub-Advisory Agreement with Wellington Management Company, LLP with respect to UBS PACE Alternative Strategies Investments, dated as of April 1, 2006 (to be filed)

          (aa) Sub-Advisory Agreement with MacKay Shields, LLC with respect to UBS PACE High Yield Investments, dated as of April 1, 2006 (to be filed)

          (bb) Master Transfer and Novation Agreement with respect to Investment Advisory and Administration Contracts, dated as of April 1, 2006 (to be filed)

          (cc) Sub-Advisory agreement with Goldman Sachs Asset Management, L.P. with respect to UBS PACE Real Estate Securities Investments (to be filed)

     (5)  (a)  Principal Underwriting Contract 4/

          (b)  Dealer Agreement with UBS Financial Services Inc. 4/

          (c)  Form of Selected Dealer Agreement 4/

     (6)  Bonus, profit sharing or pension plans - none

     (7)  (a) Custodian Agreement 1/

          (b)  Amendment to Custody Contract, dated August 3, 1999 4/

          (c)  Amendment to Custodian Contract, dated February 15, 2001 4/

          (d)  Amendment to Custodian Agreement, dated as of March 23, 2006 6/

          (e) Amendment to Custodian Agreement, dated as of ____, 2006 (to be filed)

     (8) (a) Transfer Agency Agreement, dated as of August 18, 1995 (Class P shares) 7/

          (b) Amendment to Transfer Agency Agreement, dated as of November 27, 2000 (Class P shares) 4/

          (c) Amendment to Transfer Agency Agreement, dated as of April 3, 2006 (Class P shares) (to be filed)

          (d) Amendment to Transfer Agency Agreement, dated as of ____, 2006 (Class P shares) (to be filed)

          (e) Transfer Agency and Related Services Agreement, dated as of November 27, 2000 (Class A, B, C and Y shares) 4/

          (f) Amendment to Transfer Agency and Related Services Agreement, dated as of April 3, 2006 (Class A, B, C and Y shares) (to be filed)

          (g) Amendment to Transfer Agency and Related Services Agreement, dated as of ____, 2006 (Class A, B, C and Y shares) (to be filed)

          (h) Transfer Agency - Related Services Delegation Agreement, dated as of February 13, 2001 (Class P shares) 4/

          (i) Transfer Agency - Related Services Delegation Agreement, dated as of November 27, 2000 (Class A, B, C and Y shares) 4/

          (j) Amendment to Transfer Agency - Related Services Delegation Agreement, dated as of April 3, 2006 (Class A, B, C, Y and P shares) (to be filed)

          (k) Amendment to Transfer Agency - Related Services Delegation Agreement, dated as of _____, 2006 (Class A, B, C, Y and P shares) (to be filed)

          (l) Amendment to Transfer Agency Agreement and Related Services Agreement, dated as of October 1, 2003 8/

     (9)  Opinion and Consent of Counsel (to be filed)

     (10) Other opinions, appraisals, rulings and consents: Auditors' Consent (to be filed)

     (11) Financial Statements omitted from prospectus - none

     (12) Letter of investment intent 9/

     (13) Plans pursuant to Rule 12b-1

          (a) Shareholder Services Plan pursuant to Rule 12b-1 with respect to Class A shares 10/

          (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 4/

          (c) Amendment to Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares, effective April 3, 2006 (to be filed)

          (d) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 4/

          (e) Amendment to Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares, effective April 3, 2006 (to be filed)

          (f) Amendment to Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares, effective _____, 2006 (to be filed)

     (14) Plan pursuant to Rule 18f-3 11/

     (15) Code of Ethics

          (a) Code of Ethics for Registrant, UBS Global Asset Management (Americas) Inc. (manager) and UBS Global Asset Management (US) Inc. (principal underwriter) 12/

          (b)  Code of Ethics for Pacific Investment Management Company LLC 13/

          (c)  Code of Ethics for BlackRock Financial Management, Inc. 2/

          (d)  Code of Ethics for Standish Mellon Asset Management Company, LLC
               14/

          (e)  Code of Ethics for Rogge Global Partners plc 14/

          (f) Code of Ethics for Fischer Francis Trees & Watts, Inc. and its affiliates 11/

          (g)  Code of Ethics for Institutional Capital Corporation 15/

          (h)  Code of Ethics for Westwood Management Corp. 15/

          (i)  Code of Ethics for SSgA Funds Management, Inc. 16/

          (j)  Code of Ethics for GE Asset Management Incorporated 2/

          (k)  Code of Ethics for Marsico Capital Management, LLC 2/

          (l)  Code of Ethics for Ariel Capital Management, LLC 16/

          (m)  Code of Ethics for Metropolitan West Capital Management, LLC 17/

          (n)  Code of Ethics for Opus Capital Management 17/

          (o)  Code of Ethics for Delaware Management Company 2/

          (p)  Code of Ethics for ForstmannLeff LLC 17/

          (q)  Code of Ethics for Riverbridge Partners, LLC 17/

          (r)  Code of Ethics for Mondrian Investment Partners Limited 18/

          (s)  Code of Ethics for J.P. Morgan Investment Management Inc. 18/

          (t)  Code of Ethics for Martin Currie Inc. 11/

          (u)  Code of Ethics for Gartmore Global Partners 2/

          (v)  Code of Ethics for Analytic Investors, Inc. 6/

          (w)  Code of Ethics for Wellington Management Company, LLP 6/

          (x)  Code of Ethics for MacKay Shields, LLC 6/

          (y) Code of Ethics for Goldman Sachs Asset Management, L.P. (to be filed)

     (16) (a)  Powers of Attorney for Messrs. Armstrong, Burt and Feldberg 19/

          (b) Powers of Attorney for Messrs. Bernikow and Garil and Ms. Higgins 20/

          (c)  Power of Attorney for Mr. Sotorp 21/

----------
1/ Incorporated by reference from Post-Effective Amendment No. 8 to the Registrant's registration statement, SEC File No. 33-87254, filed December 1, 1999.

2/ Incorporated by reference from Post-Effective Amendment No. 15 to the Registrant's registration statement, SEC File No. 33-87254, filed November 27, 2002.

3/ Incorporated by reference from the Registrant's N-14 registration statement for the series designated UBS PACE Intermediate Fixed Income Investments, SEC File No. 333-49052, filed November 1, 2000.

4/ Incorporated by reference from Post-Effective Amendment No. 14 to the Registrant's registration statement, SEC File No. 33-87254, filed November 2, 2001.

5/ Incorporated by reference from Articles IV, VI, IX and X of the Registrant's Trust Instrument and from Articles V and IX of the Registrant's By-Laws.

6/ Incorporated by reference from Post-Effective Amendment No. 22 to the Registrant's registration statement, SEC File No. 33-87254, filed April 3, 2006.

7/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registrant's registration statement, SEC File No. 33-87254, filed October 16, 1996.

8/ Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement of UBS RMA Money Fund Inc., SEC File No 002-78309, filed August 30, 2004.

9/ Incorporated by reference from the Registrant's N-1A registration statement, SEC File No. 33-87254, filed June 19, 1995.

10/ Incorporated by reference from Post-Effective Amendment No. 18 to the Registrant's registration statement, SEC File No. 33-87254, filed September 29, 2003.

11/ Incorporated by reference from Post-Effective Amendment No. 16 to the Registrant's registration statement, SEC File No. 33-87254, filed November 28, 2003.

12/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed July 28, 2005.

13/ Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of PaineWebber Securities Trust, SEC File No. 33-55374, filed October 31, 2000.

14/ Incorporated by reference from Post-Effective Amendment No. 10 to the Registrant's registration statement, SEC File No. 33-87254, filed November 9, 2000.

15/ Incorporated by reference from Post-Effective Amendment No. 46 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed October 31, 2000.

16/ Incorporated by reference from Post-Effective Amendment No. 11 to the Registrant's registration statement, SEC File No. 33-87254, filed on July 31, 2001.

17/ Incorporated by reference from Post-Effective Amendment No. 19 to the Registrant's registration statement, SEC File No. 33-87254, filed November 28, 2005.

18/ Incorporated by reference from Post-Effective Amendment No. 17 to the Registrant's registration statement, SEC File No. 33-87254, filed November 23, 2004.

19/ Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of UBS Municipal Money Market Series, SEC File No. 33-36766, filed June 30, 2005.

20/ Incorporated by reference from Post-Effective Amendment No. 21 to the registration statement of UBS PACE Select Advisors Trust, SEC File No. 33-87254, filed March 02, 2006.

21/ Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of UBS Index Trust, SEC File No. 33-27917, filed September 27, 2006.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

Item 25. INDEMNIFICATION

     Article IX, Section 2 of the Registrant's Amended and Restated Trust Instrument, as amended ("Trust Instrument"), provides that the Registrant will indemnify its trustees, officers, employees, investment managers and administrators and investment advisors to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee, officer, employee, investment manager and administrator or investment advisor; provided that (i) no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant, and (ii) no such person shall be indemnified where there has been a settlement, unless there has been a determination that such person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, which determination shall be made (A) by the court or other body approving the settlement, (B) by the vote of at least a majority of those trustees who are neither Interested Persons of the Registrant nor parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

     "Interested Person" has the meaning provided in the Investment Company Act of 1940, as amended from time to time. Article IX, Section 2(d) of the Trust Instrument also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

     Article IX, Section 1 of the Trust Instrument provides that the trustees and officers of the Registrant (i) shall not be personally liable to any person contracting with, or having a claim against, the Registrant, and (ii) shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment advisor of the Registrant, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant.

     Article X, Section 2 of the Trust Instrument provides that, subject to the provisions of Article IX, the trustees shall not be liable for (i) errors of judgment or mistakes of fact or law, or (ii) any act or omission made in accordance with advice of counsel or other experts, or (iii) failure to follow such advice, with respect to the meaning and operation of the Trust Instrument.

     The Registrant undertakes to carry out all indemnification provisions of its Trust Instrument and its Amended and Restated By-laws, as amended, in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

     Section 9 of the Investment Management and Administration Agreement ("Management and Administration Agreement") with UBS Global Asset Management (Americas) Inc. ("UBS Global AM") provides that UBS Global AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Management and Administration Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS Global AM in the performance of its duties, or from its reckless disregard of its obligations and duties under the Management and Administration Agreement. Section 10 of the Management and Administration Agreement provides that the trustees and shareholders shall not be liable for any obligations of the Registrant or any series under the Management and Administration Agreement and that UBS Global AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees or shareholders.

     Section 6 of each Sub-Advisory Agreement provides that the applicable Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the portfolio, the Registrant or its shareholders or by UBS Global AM in connection with the matters to which such Sub-Advisory Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from its reckless disregard of its obligations and duties under such Sub-Advisory Agreement.

     Section 9 of the Principal Underwriting Contract with UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") provides that the Registrant will indemnify UBS Global AM (US) and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM (US) to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended ("1933 Act"). Section 9 of the Principal Underwriting Contract also provides that UBS Global AM (US) agrees to indemnify, defend and hold the Registrant, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM (US) for use in the Registration Statement or arising out of an agreement between UBS Global AM (US) and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM (US) in connection with the Principal Underwriting Contract.

     Section 9 of the Dealer Agreement with UBS Financial Services Inc. ("UBS Financial Services") contains provisions similar to Section 9 of the Principal Underwriting Contract, with respect to UBS Financial Services. Section 13 of the Selected Dealer Agreement also contains provisions similar to Section 9 of the Principal Underwriting Contract, with respect to the applicable dealer.

     Section 15 of the Principal Underwriting Contract contains provisions similar to Section 10 of the Management and Administration Agreement.

     Insofar as indemnification for liabilities arising under the 1933 Act may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     UBS Global AM, a Delaware corporation, is a registered investment advisor and is an indirect wholly-owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory and financial services business. Set forth below in alphabetical order is a list of each executive officer and director of UBS Global AM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years. Additionally, each of UBS Global AM's officers not disclosed below is also dual-hatted, and holds the same office with UBS Global AM (US) as he or she holds with UBS Global AM.

                           POSITION(S) HELD WITH UBS GLOBAL    OTHER SUBSTANTIAL BUSINESS,
NAME                       AM                                  PROFESSION, VOCATION OR EMPLOYMENT
------------------------   ---------------------------------   ------------------------------------
Joseph Allessie            Assistant Secretary                 Assistant Secretary of UBS Global
                                                               AM (US)

Michael J. Calhoun         Assistant Secretary                 Assistant Secretary of UBS Global
                                                               AM (US)

Mary T. Capasso            Assistant Secretary                 Assistant Secretary of UBS Global
                                                               AM (US)

Stephen Fleischer          Assistant Secretary                 Assistant Secretary of UBS Global
                                                               AM (US)

Kimberly Guerin            Assistant Secretary                 Assistant Secretary of UBS Global
                                                               AM (US)

Mark F. Kemper             Secretary and Chief Legal Officer   Secretary and Chief Legal Officer of
                                                               UBS Global AM (US)

Barry M. Mandinach         Director and Vice President         Director, President and Chief
                                                               Executive Officer
                                                               of UBS Global AM (US)

Joseph McGill              Chief Compliance Officer            Chief Compliance Officer of UBS
                                                               Global AM (US)

John Moore                 Director, Treasurer and Chief       Director, Treasurer and Chief
                           Financial Officer                   Financial Officer of UBS Global AM
                                                               (US)

Brian D. Singer            Director                            Director of UBS Global AM (US)

Kai R. Sotorp              Director, President and Chief       Director and Vice President of UBS
                           Executive Officer                   Global AM (US)

Keith Weller               Assistant Secretary                 Assistant Secretary of UBS Global
                                                               AM (US)

Robert P. Wolfangel, Jr.   Vice President                      Vice President of UBS Global AM
                                                               (US)

     Pacific Investment Management Company LLC ("PIMCO") serves as investment advisor for UBS PACE Government Securities Fixed Income Investments and UBS PACE Strategic Fixed Income Investments. PIMCO is primarily engaged in the investment management business. Information on the officers and directors of PIMCO is included in its Form ADV filed with the Commission (registration number 801-7260) and is incorporated herein by reference.

     BlackRock Financial Management, Inc. ("BlackRock") serves as investment advisor for UBS PACE Intermediate Fixed Income Investments. BlackRock is primarily engaged in the investment management business. Information on the officers and directors of BlackRock is included in its Form ADV filed with the Commission (registration number 801-48433) and is incorporated herein by reference.

     Standish Mellon Asset Management Company LLC ("Standish Mellon") serves as investment advisor for UBS PACE Municipal Fixed Income Investments. Standish Mellon is primarily engaged in the investment management business. Information on the officers and directors of Standish Mellon is included in its Form ADV filed with the Commission (registration number 801-60527) and is incorporated herein by reference.

     Rogge Global Partners plc ("Rogge Global Partners") serves as an investment advisor for UBS PACE Global Fixed Income Investments. Rogge Global Partners is primarily engaged in the investment management business. Information on the officers and directors of Rogge Global Partners is included in its Form ADV filed with the Commission (registration number 801-25482) and is incorporated herein by reference.

     Fischer Francis Trees & Watts, Inc. ("FFTW (NY)") and its affiliates serve as investment advisors for UBS PACE Global Fixed Income Investments. FFTW (NY) and its affiliates are primarily engaged in the investment management business. Information on the officers and directors of FFTW (NY) is included in its Form ADV filed with the Commission (registration number 801-10577) and is incorporated herein by reference. Information about the affiliates of FFTW (NY) is included in their Forms ADV filed with the Commission and is incorporated herein by reference. The registration number for Fisher Francis Trees & Watts (United Kingdom) is 801-37205, the registration number for Fischer Francis Trees & Watts Pte Ltd (Singapore) is 801-56491 and the registration number for Fischer Francis Trees & Watts, Ltd. Kabushiki Kaisha is 801-58057.

     Institutional Capital Corporation ("ICAP") serves as an investment advisor for UBS PACE Large Co Value Equity Investments. ICAP is primarily engaged in the investment management business. Information on the officers and directors of ICAP is included in its Form ADV filed with the Commission (registration number 801-40779) and is incorporated herein by reference.

     Westwood Management Corp. ("Westwood") serves as an investment advisor for UBS PACE Large Co Value Equity Investments. Westwood is primarily engaged in the investment management business. Information on the officers and directors of Westwood is included in its Form ADV filed with the Commission (registration number 801-18727) and is incorporated herein by reference.

     SSgA Funds Management, Inc. ("SSgA") serves as an investment advisor for UBS PACE Large Co Value Equity Investments and UBS PACE Large Co Growth Equity Investments. Information on the officers and directors of SSgA is included in its Form ADV filed with the Commission (registration number 801-60103) and is incorporated herein by reference.

     GE Asset Management Incorporated ("GEAM") serves as an investment advisor for UBS PACE Large Co Growth Equity Investments. GEAM is primarily engaged in the investment management business. Information on the officers and directors of GEAM is included in its Form ADV filed with the Commission (registration number 801-31947) and is incorporated herein by reference.

     Marsico Capital Management, LLC ("Marsico") serves as an investment advisor for UBS PACE Large Co Growth Equity Investments. Marsico is primarily engaged in the investment management business. Information on the officers and directors of Marsico is included in its Form ADV filed with the Commission (registration number 801-54914) and is incorporated herein by reference.

     Ariel Capital Management, LLC ("Ariel") serves as an investment advisor for UBS PACE Small/Medium Co Value Equity Investments. Ariel is primarily engaged in the investment management business. Information on the officers and directors of Ariel is included in its Form ADV filed with the Commission (registration number 801-18767) and is incorporated herein by reference.

     Metropolitan West Capital Management, LLC ("MetWest Capital") serves as investment advisor for UBS PACE Small/Medium Co Value Equity Investments. MetWest Capital is primarily engaged in the investment management business. Information on the officers and directors of MetWest Capital is included in its Form ADV filed with the Commission (registration number 801-57001) and is incorporated herein by reference.

     Opus Capital Management ("Opus") serves as investment advisor for UBS PACE Small/Medium Co Value Equity Investments. Opus is primarily engaged in the investment management business. Information on the officers and directors of Opus is included in its Form ADV filed with the Commission (registration number 801-51533) and is incorporated herein by reference.

     Delaware Management Company ("Delaware") serves as investment advisor for UBS PACE Small/Medium Co Growth Equity Investments. Delaware is primarily engaged in the investment management business. Information on the officers and directors of Delaware is included in its Form ADV filed with the Commission (registration number 801-32108) and is incorporated herein by reference.

     ForstmannLeff LLC ("ForstmannLeff") serves as investment advisor for UBS PACE Small/Medium Co Growth Equity Investments. ForstmannLeff is primarily engaged in the investment management business. Information on the officers and directors of ForstmannLeff is included in its Form ADV filed with the Commission (registration number 801-17044) and is incorporated herein by reference.

     Riverbridge Partners, LLC ("Riverbridge") serves as investment advisor for UBS PACE Small/Medium Co Growth Equity Investments. Riverbridge is primarily engaged in the investment management business. Information on the officers and directors of Riverbridge is included in its Form ADV filed with the Commission (registration number 801-57432) and is incorporated herein by reference.

     Mondrian Investment Partners Limited ("Mondrian") serves as investment advisor for UBS PACE International Equity Investments and UBS PACE International Emerging Markets Equity Investments. Mondrian is primarily engaged in the investment management business. Information on the officers and directors of Mondrian is included in its Form ADV filed with the Commission (registration number 801-37702) and is incorporated herein by reference.

     J.P. Morgan Investment Management Inc. ("J.P. Morgan") serves as investment advisor for UBS PACE International Equity Investments. J.P. Morgan is primarily engaged in the investment management business. Information on the officers and directors of J.P. Morgan is included in its Form ADV filed with the Commission (registration number 801-21011) and is incorporated herein by reference.

     Martin Currie Inc. ("Martin Currie") serves as investment advisor for UBS PACE International Equity Investments. Martin Currie is primarily engaged in the investment management business. Information on the officers and directors of Martin Currie is included in its Form ADV filed with the Commission (registration number 801-14261) and is incorporated herein by reference.

     Gartmore Global Partners ("GGP") serves as investment advisor for UBS PACE International Emerging Markets Equity Investments. GGP is primarily engaged in the investment management business. Information on the officers and directors of GGP is included in its Form ADV filed with the Commission (registration number 801-48811) and is incorporated herein by reference.

     Analytic Investors, Inc. ("Analytic Investors") serves as investment advisor for UBS PACE Alternative Strategies Investments. Analytic Investors is primarily engaged in the investment management business. Information on the officers and directors of Analytic Investors is included in its Form ADV filed with the Commission (registration number 801-7082) and is incorporated herein by reference.

     Wellington Management, LLP ("Wellington Management") serves as investment advisor for UBS PACE Alternative Strategies Investments. Wellington Management is primarily engaged in the investment management business. Information on the officers and directors of Wellington Management is included in its Form ADV filed with the Commission (registration number 801-15908) and is incorporated herein by reference.

     MacKay Shields, LLC ("MacKay Shields") serves as investment advisor for UBS PACE High Yield Investments. MacKay Shields is primarily engaged in the investment management business. Information on the officers and directors of MacKay Shields is included in its Form ADV filed with the Commission (registration number 801-5594) and is incorporated herein by reference.

     Goldman Sachs Asset Management, L.P. ("GSAM") serves as investment advisor for UBS PACE Real Estate Securities Investments. GSAM is primarily engaged in the investment management business. Information on the officers and directors of GSAM is included in its Form ADV filed with the Commission (registration number 801-37591) and is incorporated herein by reference.

Item 27. PRINCIPAL UNDERWRITERS

     (a) UBS Global AM (US) serves as principal underwriter for the following other investment companies:

SMA RELATIONSHIP TRUST
THE UBS FUNDS
UBS CASHFUND INC.
UBS INDEX TRUST
UBS INVESTMENT TRUST
UBS MANAGED MUNICIPAL TRUST
UBS MASTER SERIES, INC.
UBS MONEY SERIES
UBS MUNICIPAL MONEY MARKET SERIES
UBS RMA MONEY FUND, INC.
UBS RMA TAX-FREE FUND, INC.
UBS SERIES TRUST

     (b) UBS Global AM (US) is the Registrant's principal underwriter. The directors and principal executive officers of UBS Global AM (US), their principal business addresses and their positions and offices with UBS Global AM
(US) are identified below along with those directors and officers of UBS Global AM (US) who also serve as trustees or officers of the Registrant.

                                                                 POSITION AND OFFICES WITH PRINCIPAL
NAME                       POSITION WITH REGISTRANT              UNDERWRITER
----                       ------------------------              -----------------------------------
Joseph Allessie*           Vice President and Assistant          Director and Deputy General Counsel of
                           Secretary                             UBS Global AM (US)

Rose Ann Bubloski*         Vice President and Assistant          Associate Director and Senior Manager of
                           Treasurer                             US Mutual Fund Treasury Administration
                                                                 Department of UBS Global AM (US)

Michael J. Calhoun**       None                                  Assistant Secretary of UBS Global AM (US)

Mary T. Capasso**          None                                  Assistant Secretary of UBS Global AM (US)

Thomas Disbrow*            Vice President and Treasurer          Director and Head of US Mutual Fund
                                                                 Treasury Administration Department of
                                                                 UBS Global AM (US)

Stephen Fleischer**        None                                  Assistant Secretary of UBS Global AM (US)

Michael Flook*             Vice President and Assistant          Associate Director and Senior Manager of
                           Treasurer                             US Mutual Fund Treasury Administration
                                                                 Department of UBS Global AM (US)

Kimberly Guerin**          None                                  Assistant Treasurer of UBS Global AM (US)

Mark F. Kemper**           Vice President and Secretary          Managing Director and General Counsel of
                                                                 UBS Global AM (US)

                                                                 POSITION AND OFFICES WITH PRINCIPAL
NAME                       POSITION WITH REGISTRANT              UNDERWRITER
----                       ------------------------              -----------------------------------
Joanne M. Kilkeary*        Vice President and Assistant          Associate Director and Senior Manager of
                           Treasurer                             US Mutual Fund Treasury Administration
                                                                 Department of UBS Global AM (US)

Tammie Lee*                Vice President and Assistant          Director and Associate General Counsel
                           Secretary                             of UBS Global AM (US)

Barry M. Mandinach*        None                                  Director, President and Chief Executive
                                                                 Officer of UBS Global AM (US)

Michael H. Markowitz**     Vice President                        Managing Director, Portfolio Manager and
                                                                 Head of US Short Duration Fixed Income
                                                                 of UBS Global AM (US)

Joseph McGill*             Vice President and Chief Compliance   Managing Director and Chief Compliance
                           Officer                               Officer of UBS Global AM (US)

John Moore**               None                                  Director, Treasurer and Chief Financial
                                                                 Officer of UBS Global AM (US)

Eric Sanders*              Vice President and Assistant          Director and Associate General Counsel
                           Secretary                             of UBS Global AM (US)

Brian D. Singer*           None                                  Director of UBS Global AM (US)

Andrew Shoup*              Vice President and Chief Operating    Managing Director and Senior Member of
                           Officer                               the Global Treasury Administration
                                                                 Department of UBS Global AM (US)

Kai R. Sotorp**            President and Chief                   Director and Vice President of UBS
                           Executive Officer                     Global AM (US)

Keith A. Weller*           Vice President and Assistant          Executive Director and Senior Associate
                           Secretary                             General Counsel of UBS Global AM (US)

Robert P. Wolfangel, Jr.*  None                                  Vice President of UBS Global AM (US)

----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

     (c) None.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

     The books and other documents required by: (i) paragraphs (b)(4), (c) and
(d) of Rule 31a-1; and (ii) paragraphs (a)(3), (a)(4), (a)(5), (c) and (e) of Rule 31a-2 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM at 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. MANAGEMENT SERVICES

     Not applicable.

Item 30. UNDERTAKINGS

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 24 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 31st day of October, 2006.

                         UBS PACE SELECT ADVISORS TRUST


                         By: /s/ Eric Sanders
                             --------------------------------------
                             Eric Sanders
                             Vice President and Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                               TITLE                                  DATE
---------                               -----                                  ----


/s/ Richard Q. Armstrong                Trustee and Chairman of the Board of   October 31, 2006
-------------------------------------   Trustees
Richard Q. Armstrong*


/s/ Alan S. Bernikow                    Trustee                                October 31, 2006
-------------------------------------
Alan S. Bernikow**


/s/ Richard R. Burt                     Trustee                                October 31, 2006
-------------------------------------
Richard R. Burt*


/s/ Thomas Disbrow                      Vice President and Treasurer           October 31, 2006
-------------------------------------
Thomas Disbrow


/s/ Meyer Feldberg                      Trustee                                October 31, 2006
-------------------------------------
Meyer Feldberg*


/s/ Bernard H. Garil                    Trustee                                October 31, 2006
-------------------------------------
Bernard H. Garil**


/s/ Heather R. Higgins                  Trustee                                October 31, 2006
-------------------------------------
Heather R. Higgins**


/s/ Kai R. Sotorp                       President                              October 31, 2006
-------------------------------------
Kai R. Sotorp***

* Signatures affixed by Elise M. Dolan pursuant to Powers of Attorney dated May 12, 2005, and incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of UBS Municipal Money Market Series, SEC File No. 33-36766, filed June 30, 2005.

** Signatures affixed by Elise M. Dolan pursuant to Powers of Attorney dated February 8, 2006, and incorporated by reference from Post-Effective Amendment No. 21 to the registration statement of UBS PACE Select Advisors Trust, SEC File No. 33-87254, filed March 02, 2006.

*** Signature affixed by Eric Sanders pursuant to Power of Attorney dated September 25, 2006 and incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of UBS Index Trust, SEC File No. 33-27917, filed September 27, 2006.